UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  [_] Amendment Number:
    This Amendment (Check only one.):             [_] is a restatement.
                                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:       David A. Lorber
     Address:    c/o FrontFour Capital Group LLC
                 35 Mason Street, 4th Floor
                 Greenwich, CT 06830

13F File Number: 28-15389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:  David A. Lorber
     Title: N/A
     Phone: 203-274-9050

Signature, Place, and Date of Signing:

            /s/ David A. Lorber, Greenwich, CT, May 15, 2013

Report Type (Check only one.):

[_] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number         Name
    -----------------------      ---------------------------------------------

    28-15383                     FrontFour Capital Group LLC

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
                                           -------------

Form 13F Information Table Entry Total:            42
                                           -------------

Form 13F Information Table Value Total:       $22,090
                                           -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

      No.        Form 13F File Number        Names
    -----        --------------------        ----------------------
      1          28-15396                    Stephen Loukas

      2          28-15393                    Zachary George

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                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AMERCO                        COM            023586100      464     2,672 SH         OTHER        1, 2         0     2,672         0
ASHLAND INC NEW               COM            044209104       74     1,002 SH         OTHER        1, 2         0     1,002         0
ATLAS ENERGY LP               COM UNITS LP   04930A104      784    17,804 SH         OTHER        1, 2         0    17,804         0
CHEMTURA CORP                 COM NEW        163893209      573    26,517 SH         OTHER        1, 2         0    26,517         0
CIT GROUP INC                 COM NEW        125581801      218     5,010 SH         OTHER        1, 2         0     5,010         0
CYRUSONE INC                  COM            23283R100      167     7,297 SH         OTHER        1, 2         0     7,297         0
CABLEVISION SYS CORP          CL A NY        12686C109       47     3,150 SH         OTHER        1, 2         0     3,150         0
                              CABLVS
CHESAPEAKE ENERGY CORP        COM            165167107      212    10,400 SH  PUT    OTHER        1, 2         0    10,400         0
DELTA AIR LINES INC DEL       COM NEW        247361702      274    16,591 SH         OTHER        1, 2         0    16,591         0
DIGITALGLOBE INC              COM NEW        25389M877       19       668 SH         OTHER        1, 2         0       668         0
DOLE FOOD CO INC NEW          COM            256603101      171    15,686 SH         OTHER        1, 2         0    15,686         0
E TRADE FINANCIAL CORP        COM NEW        269246401      217    20,271 SH         OTHER        1, 2         0    20,271         0
ENPRO INDS INC                COM            29355X107      171     3,340 SH         OTHER        1, 2         0     3,340         0
FERRO CORP                    COM            315405100    1,343   198,999 SH         OTHER        1, 2         0   198,999         0
FISHER COMMUNICATIONS INC     COM            337756209    1,251    31,886 SH         OTHER        1, 2         0    31,886         0
GRAPHIC PACKAGING HLDG CO     COM            388689101       50     6,680 SH         OTHER        1, 2         0     6,680         0
GRACE W R & CO DEL NEW        COM            38388F108      273     3,519 SH         OTHER        1, 2         0     3,519         0
GULFPORT ENERGY CORP          COM NEW        402635304      115     2,500 SH  PUT    OTHER        1, 2         0     2,500         0
INERGY L P                    UNIT LTD PTNR  456615103      452    22,118 SH         OTHER        1, 2         0    22,118         0
ISHARES TR                    RUSSELL 2000   464287655    2,531    26,800 SH  PUT    OTHER        1, 2         0    26,800         0
LIVE NATION ENTERTAINMENT IN  COM            538034109       46     3,734 SH         OTHER        1, 2         0     3,734         0
LORAL SPACE & COMMUNICATNS I  COM            543881106       45       721 SH         OTHER        1, 2         0       721         0
MRC GLOBAL INC                COM            55345K103      292     8,862 SH         OTHER        1, 2         0     8,862         0
NEWS CORP                     CL A           65248E104       73     2,390 SH         OTHER        1, 2         0     2,390         0
NORTH AMERN ENERGY PARTNERS   COM            656844107      792   174,272 SH         OTHER        1, 2         0   174,272         0
OAKTREE CAP GROUP LLC         UNIT           674001201      383     7,510 SH         OTHER        1, 2         0     7,510         0
                              99/99/9999
OFFICE DEPOT INC              COM            676220106      351    89,411 SH         OTHER        1, 2         0    89,411         0
OM GROUP INC                  COM            670872100      149     6,346 SH         OTHER        1, 2         0     6,346         0
PENN WEST PETE LTD NEW        COM            707887105      801    74,429 SH         OTHER        1, 2         0    74,429         0
PENN WEST PETE LTD NEW        COM            707887105       85     7,900 SH  CALL   OTHER        1, 2         0     7,900         0
PPG INDS INC                  COM            693506107      174     1,301 SH         OTHER        1, 2         0     1,301         0
RYMAN HOSPITALITY PPTYS INC   COM            78377T107      600    13,113 SH         OTHER        1, 2         0    13,113         0
SIX FLAGS ENTMT CORP NEW      COM            83001A102      706     9,746 SH         OTHER        1, 2         0     9,746         0
SPDR S&P 500 ETF TR           TR UNIT        78462F103    6,909    44,100 SH  PUT    OTHER        1, 2         0    44,100         0
SUPERVALU INC                 COM            868536103       97    19,257 SH         OTHER        1, 2         0    19,257         0
TEMPUR PEDIC INTL INC         COM            88023U101      166     3,340 SH         OTHER        1, 2         0     3,340         0
TW TELECOM INC                COM            87311L104      126     5,010 SH         OTHER        1, 2         0     5,010         0
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209      189     6,660 SH         OTHER        1, 2         0     6,660         0
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209       94     3,300 SH  CALL   OTHER        1, 2         0     3,300         0
WALTER ENERGY INC             COM            93317Q105       39     1,351 SH         OTHER        1, 2         0     1,351         0
WAUSAU PAPER CORP             COM            943315101      142    13,142 SH         OTHER        1, 2         0    13,142         0
ZOLTEK COS INC                COM            98975W104      425    35,564 SH         OTHER        1, 2         0    35,564         0

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